Other Balance Sheet Details - Accrued and Other Current Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Gift card and site credit liabilities	$ 9,633	$ 9,362	$ 8,244
Deferred revenue	4,949	5,094	1,862
Accrued taxes	4,595	4,594	4,012
Accrued compensation	4,409	3,443	2,955
Accrued vendor liabilities	4,288	3,407	2,784
Allowance for returns	4,604	3,389	3,094
Accrued marketing	3,976	1,648	1,891
Deferred rent		0	263
Accrued other	1,266	1,604	1,114
Total	$ 37,720	$ 32,541	$ 26,219